Item 1. Report to Shareholders

T. Rowe Price Foreign Bond Funds

Certified Financials

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

International Bond shares

              6 Months        Year
                 Ended       Ended
               6/30/03    12/31/02   12/31/01   12/31/00   12/31/99   12/31/98

NET ASSET VALUE

Beginning
of period      $   9.29   $   7.86   $   8.47   $   9.16   $  10.46   $   9.58

Investment
activities
  Net
  investment
  income (loss)    0.12       0.25       0.32       0.40       0.37       0.51

  Net realized
  and
  unrealized
  gain (loss)      0.70       1.43      (0.61)     (0.70)     (1.18)      0.88

  Total from
  investment
  activities       0.82       1.68      (0.29)     (0.30)     (0.81)      1.39

Distributions
  Net
  investment
  income          (0.12)     (0.25)      --         --        (0.33)     (0.51)

  Net
  realized
  gain             --         --         --         --        (0.11)      --

  Tax return
  of capital       --         --        (0.32)     (0.39)     (0.05)      --

  Total
  distributions   (0.12)     (0.25)     (0.32)     (0.39)     (0.49)     (0.51)

NET ASSET VALUE

End of
period         $   9.99   $   9.29   $   7.86   $   8.47   $   9.16   $  10.46
              ------------------------------------------------------------------
Ratios/
Supplemental
Data

Total return^      8.89%     21.80%     (3.41)%    (3.13)%    (7.86)%    15.03%

Ratio of total
expenses to
average net
assets             0.92%!     0.93%      0.95%      0.91%      0.90%      0.88%

Ratio of net
investment
income (loss)
to average
net assets         2.55%!     3.01%      3.98%      4.76%      3.93%      5.19%

Portfolio
turnover
rate               42.9%!    113.9%     107.6%     160.5%      94.9%     128.9%
                                                   [CKMK]
Net assets,
end of period
(in millions)  $  1,208   $  1,058   $    762   $    753   $    779   $    926

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

[CKMK] Excludes the effect of the acquisition of the T. Rowe Price Global Bond
       Fund's assets.

!      Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------
International Bond-Advisor Class shares

                       6 Months            Year                         3/31/00
                          Ended           Ended                         Through
                        6/30/03        12/31/02        12/31/01        12/31/00

NET ASSET VALUE

Beginning
of period           $      9.28     $      7.85     $      8.47     $      8.88

Investment
activities
  Net investment
  income (loss)            0.12            0.24            0.31*           0.30*

  Net realized
  and unrealized
  gain (loss)              0.70            1.43           (0.62)          (0.42)

  Total from
  investment
  activities               0.82            1.67           (0.31)          (0.12)

Distributions
  Net investment
  income                  (0.12)          (0.24)           --              --

  Tax return of capital    --              --             (0.31)          (0.29)

  Total distributions     (0.12)          (0.24)          (0.31)          (0.29)

NET ASSET VALUE

End of period       $      9.98     $      9.28     $      7.85     $      8.47
                    -----------------------------------------------------------

Ratios/Supplemental Data

Total return^            8.83%            21.65%          (3.73)%*     (1.29)%*

Ratio of total
expenses to
average net assets       1.04%!            1.08%           1.15%*       1.15%*!

Ratio of net
investment
income (loss)
to average
net assets               2.42%!            2.82%           3.28%*       4.60%*!

Portfolio
turnover rate            42.9%!           113.9%          107.6%       160.5%@

Net assets,
end of period
(in thousands)      $    28,016     $    14,760     $     5,026     $       120

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.15% voluntary expense limitation in effect through 12/31/01.

@ Excludes the effect of the acquisition of the T. Rowe Price Global Bond Fund's assets.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

              6 Months        Year
                 Ended       Ended
               6/30/03    12/31/02   12/31/01   12/31/00   12/31/99   12/31/98

NET ASSET VALUE

Beginning
of period      $  10.41   $  10.32   $  10.54   $  10.11   $   9.23   $  13.71

Investment
activities
  Net
  investment
  income (loss)    0.37       0.83       1.19       1.17       0.97       1.31*

  Net
  realized
  and unrealized
  gain (loss)      1.72       0.11      (0.25)      0.31       0.99      (4.29)

  Total from
  investment
  activities       2.09       0.94       0.94       1.48       1.96      (2.98)

Distributions
  Net
  investment
  income          (0.37)     (0.85)     (1.16)     (1.05)     (0.73)     (1.31)

  Net
  realized
  gain             --         --         --         --         --        (0.19)

  Tax return
  of capital                  --         --         --        (0.35)        --

  Total
  distributions   (0.37)     (0.85)     (1.16)     (1.05)     (1.08)     (1.50)

NET ASSET VALUE

End of
period         $  12.13   $  10.41   $  10.32   $  10.54     $10.11   $   9.23
               ---------------------------------------------------------------

Ratios/
Supplemental
Data

Total return^     20.43%      9.52%      9.35%     15.20%     22.97%   (23.09)%*

Ratio of
total expenses
to  average
net assets         1.10%!     1.14%      1.16%      1.21%      1.25%     1.25%*

Ratio of
net investment
income (loss)
to average
net assets         6.73%!     8.14%     11.37%     11.23%     10.56%    11.52%*

Portfolio
turnover rate      76.4%!     51.4%      75.5%      69.5%      54.0%     78.4%

Net assets,
end of period
(in thousands) $265,866   $211,099   $155,563   $163,937   $173,078   $148,111

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.25% voluntary expense limitation in effect through 12/31/00.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                  June 30, 2003

Portfolio of Investments                        Par/Shares                Value
--------------------------------------------------------------------------------
                                                          In thousands
AUSTRALIA 0.3%

Government Bonds 0.3%

New South Wales Treasury,
  6.00%, 5/1/12                        AUD           5,070      $         3,601

Total Australia  (Cost $3,174)                                            3,601

AUSTRIA 4.6%

Government Bonds 4.6%

Republic of Austria
  4.00%, 7/15/09 (ss.)                 EUR          26,700               31,975

  5.50%, 1/15/10                                    18,750               24,226

Total Austria  (Cost $45,841)                                            56,201

BELGIUM 4.8%

Government Bonds 4.8%

Kingdom of Belgium
  6.25%, 3/28/07                                     8,100               10,474

  6.50%, 3/31/05                                    15,600               19,280

  7.25%, 4/29/04                                    24,250               29,066

Total Belgium  (Cost $49,693)                                            58,820

BULGARIA 0.3%

Government Bonds 0.3%

National Republic of Bulgaria,
8.25%, 1/15/15 (ss.)                   USD           3,340                3,958

Total Bulgaria  (Cost $3,783)                                             3,958

CANADA 2.2%

Government Bonds 2.2%

Government of Canada
  5.25%, 6/1/12                        CAD          26,070               20,344

  5.75%, 6/1/29                                      8,200                6,617

Total Canada  (Cost $22,070)                                             26,961

DENMARK 1.5%

Government Bonds 1.5%

Kingdom of Denmark
  6.00%, 11/15/11                      DKK          19,400                3,477

  7.00%, 11/10/24                                    8,530      $         1,739

  8.00%, 3/15/06                                    76,850               13,564

Total Denmark  (Cost $13,797)                                            18,780

FINLAND 1.9%

Government Bonds 1.9%

Republic of Finland
  5.00%, 7/4/07                        EUR           4,500                5,614

  5.00%, 4/25/09 (ss.)                              14,000               17,646

Total Finland  (Cost $19,256)                                            23,260

FRANCE 13.3%

Government Bonds 13.1%

Government of France
  4.00%, 4/25/09                                     5,750                6,916

  4.50%, 7/12/03                                    51,300               59,039

  5.00%, 7/12/05                                     3,130                3,783

  5.00%, 1/12/06                                    26,100               31,890

  5.00%, 4/25/12                                    19,800               24,932

  5.25%, 4/25/08                                     2,200                2,783

  5.50%, 4/25/29                                     5,000                6,426

  5.75%, 10/25/32                                   19,872               26,563

                                                                        162,332

Corporate Bonds 0.2%

Crown Euro Holdings,
144A, 10.25%, 3/1/11                                   960                1,171

Rhodia, 144A, 8.00%, 6/1/10                          1,000                1,219
                                                                          2,390

Total France  (Cost $141,250)                                           164,722

GERMANY 11.3%

Government Bonds 11.2%

Bundesobligation, 5.00%, 8/19/05                    43,470               52,796

Bundesrepublic
  4.75%, 7/4/28                                     16,495               19,110

  5.00%, 1/4/12                                     15,800               19,899

  5.50%, 1/4/31                                      3,250                4,169

  6.00%, 1/5/06                                     19,350      $        24,182

  6.00%, 7/4/07                                     14,000               18,015

                                                                        138,171

Corporate Bonds 0.1%

Kronos International,
8.875%, 6/30/09                                        480                  580

Messer Griesheim, 10.375%, 6/1/11                      800                1,031

                                                                          1,611

Total Germany  (Cost $112,069)                                          139,782

GREECE 4.9%

Government Bonds 4.9%

Hellenic Republic
  4.60%, 5/20/13                                    15,930               19,307

  6.00%, 2/19/06                                     6,000                7,528

  6.50%, 1/11/14                                    11,064               15,396

  6.60%, 1/15/04                                    15,000               17,669

Total Greece  (Cost $51,017)                                             59,900

HUNGARY 0.2%

Government Bonds 0.2%

Government of Hungary,
6.25%, 6/12/07                    HUF              649,350                2,668

Total Hungary  (Cost $2,835)                                              2,668

IRELAND 2.5%

Government Bonds 2.4%

Republic of Ireland
  4.00%, 4/18/10                  EUR                3,150                3,747

  4.25%, 10/18/07                                   15,300               18,592

  5.00%, 4/18/13                                     6,100                7,662

                                                                         30,001

Corporate Bonds 0.1%

JSG Funding, 10.125%, 10/1/12                          960                1,192

                                                                          1,192

Total Ireland  (Cost $25,537)                                            31,193

ITALY 8.2%

Government Bonds 8.2%

Republic of Italy
  5.00%, 10/15/07                                   10,940      $        13,653

  5.25%, 8/1/11                                      5,400                6,904

  6.00%, 11/1/07                                    33,800               43,783

  6.00%, 5/1/31                                     24,590               33,595

  7.25%, 11/1/26                                     2,484                3,907

Total Italy  (Cost $75,432)                                             101,842

JAPAN 5.4%

Government Bonds 5.4%

Government of Japan
  1.00%, 12/20/12             JPY                  520,000                4,415

  1.30%, 6/20/11                                 2,298,000               20,094

  1.40%, 3/20/12                                 2,690,000               23,675

  2.00%, 6/20/22                                   225,000                2,150

  2.20%, 6/22/20                                 1,663,000               16,297

Total Japan  (Cost $62,851)                                              66,631

MEXICO 0.3%

Warrants 0.0%

United Mexican States
  Series A, 6/30/03 *         USD                    1,335                    6

  Series B, 6/1/04                                   1,335                   15

  Series C, 6/1/05                                   1,335                    4

                                                                             25

Government Bonds 0.3%

United Mexican States,
10.50%, 8/24/06               MXN                   35,450                3,864

                                                                          3,864

Total Mexico  (Cost $3,489)                                               3,889

NETHERLANDS 6.9%

Government Bonds 6.9%

Government of Netherlands
  5.00%, 7/15/11              EUR                    6,200                7,819

  5.25%, 7/15/08                                    28,700               36,434

  5.50%, 1/15/28                                       235                  303

  5.75%, 1/15/04                                    34,624      $        40,603

Total Netherlands  (Cost $70,635)                                        85,159

POLAND 0.5%

Government Bonds 0.5%

Government of Poland,
8.50%, 11/12/06               PLN                   21,900                6,236

Total Poland  (Cost $6,234)                                               6,236

PORTUGAL 3.6%

Government Bonds 3.6%

Republic of Portugal
  5.15%, 6/15/11 (ss.)        EUR                    8,275               10,492

  5.25%, 10/14/05                                   28,000               34,301

Total Portugal  (Cost $38,446)                                           44,793

SINGAPORE 0.1%

Corporate Bonds 0.1%

Flextronics, 9.75%, 7/1/10                           1,075                1,336

Total Singapore  (Cost $1,038)                                            1,336

SOUTH AFRICA 0.6%

Government Bonds 0.6%

Republic of South Africa,
13.00%, 8/31/10 (ss.)         ZAR                   44,900                7,272

Total South Africa
(Cost $6,879)                                                             7,272

SPAIN 4.8%

Government Bonds 4.8%

Kingdom of Spain
  4.95%, 7/30/05              EUR                   12,350               15,000

  6.00%, 1/31/08                                    34,200               44,382

Total Spain  (Cost $50,204)                                              59,382

SWEDEN 1.0%

Government Bonds 1.0%

Kingdom of Sweden
  5.00%, 1/15/04              SEK                    6,600                  835

  5.00%, 1/28/09                                    84,500      $        11,220

Total Sweden  (Cost $10,287)                                             12,055

UNITED KINGDOM 3.3%

Government Bonds 3.3%

United Kingdom Treasury
  4.25%, 6/7/32               GBP                    7,960               12,545

  5.00%, 3/7/08                                      8,540               14,840

  5.00%, 3/7/12                                      5,000                8,769

  5.75%, 12/7/09                                     2,500                4,546

Total United Kingdom  (Cost $37,797)                                     40,700

UNITED STATES 5.0%

Corporate Bonds 0.1%

TRW Automotive, 144A,
10.125%, 2/15/13              EUR                      960                1,154

                                                                          1,154

Money Market Funds 4.9%

T. Rowe Price Reserve
Investment Fund, 1.16% #      USD                   60,740               60,740

                                                                         60,740

Total United States  (Cost $61,780)                                      61,894

Securities Lending Collateral 2.6%

Money Market Pooled Account

Investment in money market
pooled account managed by
JPMorgan Chase Bank, London                         32,377               32,377

Total Securities Lending
Collateral (Cost $32,377)                                                32,377

Total Investments in
Securities

90.1% of Net Assets (Cost $947,771)                                  $1,113,412

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Financials

                                                                         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Forward Currency Exchange Contracts

In thousands
                                                                 Unrealized
Counterparty   Settlement Receive               Deliver          Gain (Loss)
------------   ---------- -------------------   ---------------  ----------
J.P. Morgan    7/7/03     BRL          18,810   USD       5,575  $    662

ABN Amro       7/7/03     USD           6,043   BRL      18,810      (193)

J.P. Morgan    8/28/03    AUD           8,898   USD       5,725       215

State Street
Bank           8/28/03    AUD          18,235   USD      11,890       284

State Street
Bank           8/28/03    CAD          35,842   USD      25,856       489

State Street
Bank           8/28/03    CZK          41,204   USD       1,544       (47)

ABN Amro       8/28/03    EUR          10,793   USD      12,292       101

Citibank       8/28/03    EUR           1,102   USD       1,300       (35)

J.P. Morgan    8/28/03    EUR           2,940   USD       3,465       (89)

State Street
Bank           8/28/03    EUR          18,821   USD      21,644       (33)

J.P. Morgan    8/28/03    GBP           7,597   USD      12,650      (144)

State Street
Bank           8/28/03    GBP          20,314   USD      33,060       381

J.P. Morgan    8/28/03    JPY       3,966,140   USD      33,645      (488)

State Street
Bank           8/28/03    JPY      16,862,767   USD     144,672    (3,699)

J.P. Morgan    8/28/03    KRW      23,280,961   USD      19,393        (5)

Morgan
Stanley        8/28/03    MXN         128,097   USD      12,352      (179)

State Street
Bank           8/28/03    SEK          14,423   USD       1,842       (44)

State Street
Bank           8/28/03    SGD           6,540   USD       3,802       (85)

Morgan
Stanley        8/28/03    THB         526,095   USD      12,645      (150)

J.P. Morgan    8/28/03    USD           5,725   CAD       7,980      (140)

State Street
Bank           8/28/03    USD          13,410   CAD      18,390      (107)

State Street
Bank           8/28/03    USD           1,455   DKK       9,191        34

J.P. Morgan    8/28/03    USD          12,650   EUR      10,860       180

State Street
Bank           8/28/03    USD         222,852   EUR     189,626     5,110

ABN Amro       8/28/03    USD          12,292   GBP       7,498       (51)

State Street
Bank           8/28/03    USD             490   JPY      57,555         9

Morgan
Stanley        8/28/03    USD          12,000   KRW    14,358,000      43

J.P. Morgan    8/28/03    USD          11,630   MXN     120,724       157

State Street
Bank           8/28/03    USD           1,980   PLN       7,348       106

State Street
Bank           8/28/03    ZAR           9,819   USD       1,214        72

Net unrealized gain (loss) on open
forward currency exchange contracts                                        2,354

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Financials

                                                                         Value
--------------------------------------------------------------------------------
                                                                  In thousands
Futures Contracts

                                        Contract     Unrealized
                           Expiration   Value        Gain (Loss)
                           ----------   ---------    -----------
                                           In thousands
Short, 44 U.S. Treasury
10 year contracts,
$2,400,000 pledged as
initial margin             9/03         $ (5,167)    $      (2)

Net payments (receipts)
of variation
margin to date                                               -

Variation margin
receivable (payable)
on open futures
contracts                                                       $            (2)

Other Assets Less Liabilities                                           120,206

NET ASSETS                                                           $1,235,970
                                                                     ----------

#    Seven-day yield

*    Non-income producing

(ss.) All or a portion of this security is on loan at June 30, 2003--See Note 2

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total of such securities at period-end amounts to $3,544,000 and represents 0.3% of net assets

AUD  Australian dollar

BRL  Brazilian real

CAD  Canadian dollar

CZK  Czech Koruna

DKK  Danish krone

EUR  Euro

GBP  British pound

HUF  Hungarian forint

JPY  Japanese yen

KRW  South Korean won

MXN  Mexican peso

PLN  Polish zloty

SEK  Swedish krona

SGD  Singapore dollar

THB  Thai baht

USD  United States dollar

ZAR  South African rand

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                        June 30, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands

Assets

Investments in securities,
at value (cost $947,771)                                   $1,113,412

Foreign currency                                              128,924

Other assets                                                   31,895

Total assets                                                1,274,231

Liabilities

Total liabilities                                              38,261

NET ASSETS                                                 $1,235,970
                                                           ----------

Net Assets Consist of:

Undistributed net realized
gain (loss)                                               $   (2,659)

Net unrealized gain (loss)                                    167,904

Paid-in-capital applicable
to 123,720,938 shares of
$0.01 par value capital
stock outstanding;
2,000,000,000 shares of
the Corporation authorized                                  1,070,725

NET ASSETS                                                 $1,235,970
                                                           ----------

NET ASSET VALUE PER SHARE

International Bond shares
($1,207,954,415/120,913,569
shares outstanding)                                        $     9.99
                                                           ----------

International Bond-Advisor
Class shares ($28,015,625/2,807,369
shares outstanding)                                        $     9.98
                                                           ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Markets Bond Fund

Certified Financials (Unaudited)                                  June 30, 2003

Statement of Net Assets

                                                        Par/Shares        Value
--------------------------------------------------------------------------------
                                                                   In thousands

ARGENTINA 7.0%

Government Bonds 7.0%

Republic of Argentina
  1.369%, 8/3/12                   USD               8,000      $         4,715

  2.00%, 2/3/07                    ARS               4,000                1,780

  11.375%, 3/15/10 *               USD              19,620                6,769

  11.75%, 4/7/09 *                                   2,000                  695

  11.75%, 6/15/15 *                                  8,612                2,971

  12.375%, 2/21/12 *                                 4,600                1,587

Total Argentina  (Cost $19,725)                                          18,517

BOSNIA 0.7%

Government Bonds 0.7%

Bosnia & Herzegovina,
3.00%, 12/11/17                    EUR               5,000                1,823

Total Bosnia  (Cost $1,514)                                               1,823

BRAZIL 17.2%

Government Bonds 17.2%

Republic of Brazil
  8.875%, 4/15/24                  USD               2,000                1,549

  10.125%, 5/15/27                                   2,500                2,168

  11.00%, 1/11/12 (ss.)                              3,000                2,992

  11.00%, 8/17/40                                   11,000               10,035

  11.50%, 3/12/08                                    3,000                3,157

  12.00%, 4/15/10                                    2,600                2,704

  12.25%, 3/6/30 (ss.)                               2,000                2,013

  12.75%, 1/15/20 (ss.)                                750                  779

  14.50%, 10/15/09                                   4,000                4,620

  Class C, 8.00%, 4/15/14 (ss.)                      9,506                8,372

  DCB, FRN, 2.188%, 4/15/12                          3,900                2,952

  FRN, 2.125%, 4/15/09                                 462                  379

  FRN, 2.125%, 4/15/09                               4,154                3,406

  NMB, FRN, 2.188%, 4/15/09                            706                  596

Total Brazil  (Cost $40,257)                                             45,722

BULGARIA 3.2%

Government Bonds 3.2%

National Republic of Bulgaria
  8.25%, 1/15/15 (ss.)                               6,330      $         7,501

  FRN, FLIRB, STEP,
  2.188%, 7/28/12                                      923                  892

Total Bulgaria  (Cost $7,629)                                             8,393

CHILE 0.9%

Government Bonds 0.9%

Republic of Chile,
5.50%, 1/15/13 (ss.)                                 2,182                2,315

Total Chile  (Cost $2,166)                                                2,315

CAYMAN ISLAND 1.3%

Corporate Bonds 1.3%

Petroleos de Venezuela (PDVSA) Finance
  6.80%, 11/15/08 (ss.)                              2,000                1,775

  9.75%, 2/15/10                                     1,765                1,756

Total Cayman Island  (Cost $3,155)                                        3,531

COLOMBIA 4.8%

Government Bonds 4.8%

Republic of Colombia
  9.75%, 4/23/09 (ss.)                               1,800                2,061

  10.00%, 1/23/12 (ss.)                              5,000                5,638

  10.375%, 1/28/33                                     750                  868

  10.50%, 7/9/10                                     2,000                2,320

  11.75%, 2/25/20 (ss.)                              1,400                1,750

Total Colombia  (Cost $11,133)                                           12,637


DOMINICAN REPUBLIC 1.0%

Government Bonds 1.0%

Dominican Republic,
9.04%, 1/23/13                                       3,000                2,700

Total Dominican Republic  (Cost $2,882)                                   2,700

EL SALVADOR 2.4%

Government Bonds 2.4%

Republic of El Salvador
  7.75%, 1/24/23 (ss.)                               5,000      $         5,225

  8.50%, 7/25/11                                     1,000                1,078

Total El Salvador  (Cost $6,140)                                          6,303

GABON 0.5%

Government Bonds 0.5%

Republic of Gabon, FRN,
Loan Participation,
6.688%, 1/4/04 *                                     2,464                1,355

Total Gabon  (Cost $2,407)                                                1,355

IVORY COAST 1.0%

Government Bonds 1.0%

Republic of Ivory Coast
  FLIRB, 2.00%, 3/29/18 *                           11,000                2,117

  PDI, STEP, 1.90%, 3/30/18 *  FRF(++)              12,350                  444

Total Ivory Coast
(Cost $2,831)                                                             2,561

MALAYSIA 2.4%

Corporate Bonds 2.4%

Petronas Capital
  7.00%, 5/22/12                   USD               2,400                2,782

  7.875%, 5/22/22 (ss.)                              3,000                3,565

Total Malaysia  (Cost $5,808)                                             6,347

MEXICO 14.7%

Government Bonds 10.9%

United Mexican States
  4.625%, 10/8/08                                      400                  409

  6.625%, 3/3/15                                     1,500                1,601

  7.50%, 1/14/12 (ss.)                               3,250                3,729

  8.00%, 9/24/22 (ss.)                               1,000                1,129

  8.125%, 12/30/19                                   3,575                4,107

  8.30%, 8/15/31                                     2,000                2,309

  9.875%, 2/1/10                                     4,900                6,321

  11.375%, 9/15/16                                   5,000      $         7,313

  11.50%, 5/15/26 (ss.)                              1,300                1,944

                                                                         28,862

Corporate Bonds 3.8%

Pemex Project Funding Master Trust
  8.625%, 2/1/22 (ss.)                               1,000                1,140

  8.625%, 2/1/22 (ss.)                               1,000                1,140

  9.125%, 10/13/10                                   3,950                4,799

  144A, 7.375%, 12/15/14                             2,750                3,011

                                                                         10,090

Warrants 0.0%

United Mexican States
  Series B, 6/1/04                                   2,000                   23

  Series C, 6/1/05                                   2,000                    7

  Series D, 6/30/06 *                                2,000                    2

  Series E, 6/1/07 *                                 2,000                    1

                                                                             33

Total Mexico  (Cost $34,488)                                             38,985

NORTH KOREA 0.3%

Government Bonds 0.3%

North Korea Debt Corporation
  0%, 3/12/10 *                CHF(++)               2,000                  244

  0%, 3/12/10 *                DEM(++)               6,000                  582

Total North Korea  (Cost $613)                                              826

NIGERIA 0.4%

Government Bonds 0.4%

Central Bank of Nigeria
  Promissory Notes, FRN,
  2.315%, 1/5/10                   USD               3,000                1,081

Total Nigeria  (Cost $935)                                                1,081

PANAMA 2.0%

Government Bonds 2.0%

Republic of Panama
  9.625%, 2/8/11                                     1,000                1,172

  FRN, 2.25%, 7/17/16                                1,145                  939

  IRB, STEP, 5.00%, 7/17/14                          3,493      $         3,196

Total Panama  (Cost $5,078)                                               5,307

PERU 0.4%

Government Bonds 0.4%

Republic of Peru, PDI, STEP,
5.00%, 3/7/17                                        1,344                1,149

Total Peru  (Cost $1,069)                                                 1,149

PHILIPPINES 3.2%

Government Bonds 3.2%

Republic of Philippines
  9.00%, 2/15/13                                     1,750                1,881

  9.375%, 1/18/17                                    2,000                2,205

  9.875%, 1/15/19 (ss.)                              4,100                4,538

Total Philippines  (Cost $7,848)                                          8,624

POLAND 0.9%

Government Bonds 0.9%

Republic of Poland, STEP,
3.75%, 10/27/24 (ss.)                                2,500                2,325

Total Poland  (Cost $1,681)                                               2,325

ROMANIA 0.7%

Government Bonds 0.7%

Republic of Romania,
8.50%, 5/8/12                      EUR               1,500                1,932

Total Romania  (Cost $1,702)                                              1,932

RUSSIA 16.5%

Government Bonds 16.5%

Russian Federation
  5.00%, 3/31/30 (ss.)             USD              28,377               27,543

  8.25%, 3/31/10 (ss.)                               4,500                5,215

  10.00%, 6/26/07                                    2,600                3,165

  11.00%, 7/24/18 (ss.)                              2,000                2,870

  12.75%, 6/24/28                                    3,000                5,057

Total Russia  (Cost $29,296)                                             43,850

SOUTH AFRICA 2.2%

Government Bonds 2.2%

Republic of South Africa
  7.375%, 4/25/12 (ss.)                              3,000      $         3,454

  8.50%, 6/23/17                                     2,025                2,491

Total South Africa  (Cost $5,449)                                         5,945

TURKEY 0.4%

Government Bonds 0.4%

Republic of Turkey, 11.875%, 1/15/30                 1,000                1,039

Total Turkey  (Cost $1,051)                                               1,039

UKRAINE 0.9%

Government Bonds 0.9%

Ukraine Cabinet of Ministers,
144A, 7.65%, 6/11/13                                 2,500                2,491

Total Ukraine  (Cost $2,590)                                              2,491

URUGUAY 0.4%

Government Bonds 0.4%

Republic of Uruguay
  7.50%, 3/15/15 (ss.)                                 546                  426

  7.875%, 1/15/33 (ss.)                                210                  142

  Uruguay Treasury Bill, 0%, 11/11/03               17,500                  599

Total Uruguay  (Cost $981)                                                1,167

VENEZUELA 2.4%

Government Bonds 2.4%

Republic of Venezuela
  9.25%, 9/15/27                                     4,200                3,113

  13.625%, 8/15/18 (ss.)                             1,000                1,002

  DCB, FRN, 1.875%, 12/18/07                         2,893                2,322

Total Venezuela  (Cost $5,892)                                            6,437

VIETNAM 3.5%

Government Bonds 3.5%

Republic of Vietnam
  2.625%, 3/12/28                                    4,750      $         3,919

  PDI, FRN, 4.00%, 3/12/16                           5,750                5,347

Total Vietnam  (Cost $8,665)                                              9,266

YUGOSLAVIA 5.4%

Government Bonds 5.4%

Yugoslavia Loan Assignment !
  TDFA, FRN, 3.75% *               USD              12,852                4,562

  TDFA, FRN, 5.25% *           NLG(++)               1,486                  275

  TDFA, FRN, 5.188% *          DEM(++)               3,678                  768

  TDFA, FRN, 5.25% *           FRF(++)               6,865                  428

  Tranche A, FRN, 0.938% *         JPY              48,986                  208

  Tranche A, FRN, 1.688% *     CHF(++)                  93                   49

  Tranche A, FRN, 2.688% *         USD               2,118                1,472

  Tranche A, FRN, 4.125% *     NLG(++)                 138                   51

  Tranche A, FRN, 4.125% *     DEM(++)                 935                  392

  Tranche B, FRN, 2.25% *          USD               3,101                2,155

  Tranche B, FRN, 3.813% *     DEM(++)                 259                  109

  Tranche B, FRN, 3.813% *         EUR                  55                   45

  Tranche B, FRN, 3.813% *     NLG(++)                 453                  168

  Tranche B, FRN, 4.813% *         GBP                  28                   33

  Tranche C, FRN, 0.938% *         JPY              20,249                   86

  Tranche C, FRN, 2.25% *          USD               4,962                3,449

  Tranche C, FRN, 3.875% *     DEM(++)                 185                   78

  Tranche C, FRN, 3.875% *         EUR                  92                   76

  Tranche C, FRN, 3.875% *     NLG(++)                  57                   21

  Tranche C, FRN, 4.018% *     FRF(++)                  27                    3

  Tranche C, FRN, 4.813% *         GBP                  45                   53

Total Yugoslavia  (Cost $9,146)                                          14,481

UNITED STATES 1.3%

Money Market Funds 1.3%

T. Rowe Price Reserve
Investment Fund, 1.16% #           USD               3,348                3,348

Total United States  (Cost $3,348)                                        3,348

  Securities Lending Collateral  19.6%

  Money Market Pooled Account

  Investment in money market
  pooled account managed by
  JPMorgan Chase Bank, London                       52,260      $        52,260

Total Securities Lending
Collateral (Cost $52,260)                                                52,260

Total Investments in Securities

117.6% of Net Assets (Cost $277,739)                                   $312,717

Forward Currency Exchange Contracts

In thousands
                                                                 Unrealized
Counterparty   Settlement Receive               Deliver          Gain (Loss)
------------   ---------- -------------------   ---------------  ----------
Chase          7/7/03     BRL           4,089   USD       1,212  $    143

ABN Amro       7/7/03     USD           1,314   BRL       4,089       (42)

Salomon
Brothers       8/7/03     UYU          62,081   USD       2,000       161

Net unrealized gain (loss)
on open forward
currency exchange contracts                                                 262

Other Assets Less Liabilities

Including $52,260 Obligation
to return securities lending
collateral                                                              (47,113)

NET ASSETS                                                       $      265,866
                                                                 --------------

T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Certified Financials

                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Net Assets Consist of:

Undistributed net investment
income (loss)                                                        $      147

Undistributed net realized
gain (loss)                                                             (18,694)

Net unrealized gain (loss)                                               35,239

Paid-in-capital applicable to
21,916,641 shares of $0.01 par
value capital stock outstanding;
2,000,000,000 shares of the
Corporation authorized                                                  249,174

NET ASSETS                                                           $  265,866
                                                                     ----------

NET ASSET VALUE PER SHARE                                            $    12.13
                                                                     ----------

#    Seven-day yield

*    Non-income producing

(ss.) All or a portion of this security is on loan at June 30, 2003 - See Note 2

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total of such securities at period-end amounts to $5,502,000 and represents 2.1% of net assets

! No maturity dates displayed due to pending restructuring of defaulted loan assignments.

(++) Security is denominated in legacy currency indicated and trades in Euro.

ARS  Argentinean peso

BRL  Brazilian real

CHF  Swiss franc

DCB  Debt Conversion Bond

DEM  German mark

EUR  Euro

FLIRB Front Loaded Interest Reduction Bond

FRF  French franc

FRN  Floating-Rate Note

GBP  British pound

IRB  Interest Reduction Bond

JPY  Japanese yen

NLG  Dutch guilder

NMB  New Money Bond

PDI  Past Due Interest Bond

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

TDFA Trade & Deposit Facility Agreement

USD  United States dollar

UYU  Uruguay peso

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
In thousands
                                                             6 Months
                                                                Ended
                                                              6/30/03

Investment Income (Loss)

Income
  Interest                                                 $   19,648

  Income distributions from mutual funds                          330

  Securities lending                                               55

  Total income                                                 20,033

Expenses
  Investment management                                         3,868

  Shareholder servicing
    International Bond shares                                   1,086

    International Bond-Advisor Class shares                         7

  Custody and accounting                                          248

  Prospectus and shareholder reports
    International Bond shares                                      39

    International Bond-Advisor Class shares                         1

  Registration                                                     37

  Distribution-International Bond-Advisor Class shares             24

  Legal and audit                                                   9

  Directors                                                         5

  Miscellaneous                                                     3

  Total expenses                                                5,327

Net investment income (loss)                                   14,706

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                   25,516

  Futures                                                      (1,403)

  Foreign currency transactions                               (14,710)

  Net realized gain (loss)                                      9,403

Change in net unrealized gain (loss)
  Securities                                                   71,917

  Futures                                                         391

  Other assets and liabilities
  denominated in foreign currencies                             1,196

  Change in net unrealized gain (loss)                         73,504

Net realized and unrealized gain (loss)                        82,907

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $   97,613
                                                           ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
In thousands
                                                             6 Months
                                                                Ended
                                                              6/30/03
Investment Income (Loss)

Income
  Interest                                                 $    9,433

  Securities lending                                               65

  Income distributions from mutual funds                           48

  Total income                                                  9,546

Expenses
  Investment management                                           939

  Shareholder servicing                                           260

  Custody and accounting                                          105

  Registration                                                     18

  Prospectus and shareholder reports                                8

  Legal and audit                                                   8

  Directors                                                         3

  Miscellaneous                                                     2

  Total expenses                                                1,343

Net investment income (loss)                                    8,203

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                    6,639

  Foreign currency transactions                                    23

  Net realized gain (loss)                                      6,662

Change in net unrealized gain (loss)
  Securities                                                   31,125

  Other assets and liabilities
  denominated in foreign currencies                               262

  Change in net unrealized gain (loss)                         31,387

Net realized and unrealized gain (loss)                        38,049

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $   46,252
                                                           ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/03             12/31/02
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $        14,706      $        26,771

  Net realized gain (loss)                           9,403               14,269

  Change in net unrealized gain (loss)              73,504              136,893

  Increase (decrease) in net assets
  from operations                                   97,613              177,933

Distributions to shareholders
  Net investment income
    International Bond shares                      (14,470)             (26,454)

    International Bond-Advisor Class shares           (236)                (263)

  Decrease in net assets from distributions        (14,706)             (26,717)

Capital share transactions *
  Shares sold
    International Bond shares                      236,272              370,938

    International Bond-Advisor Class shares         15,013               10,509

  Distributions reinvested
    International Bond shares                       13,561               25,110

    International Bond-Advisor
    Class shares                                       221                  261

  Shares redeemed
    International Bond shares                     (181,432)            (249,306)

    International Bond-Advisor
    Class shares                                    (3,250)              (2,873)

  Increase (decrease) in net
  assets from capital share
  transactions                                      80,385              154,639

Net Assets

Increase (decrease) during period                  163,292              305,855

Beginning of period                              1,072,678              766,823

End of period                              $     1,235,970      $     1,072,678
                                           ------------------------------------

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/03             12/31/02
*Share information
  Shares sold
    International Bond shares                       24,436               43,479

    International Bond-Advisor
    Class shares                                     1,533                1,259

  Distributions reinvested
    International Bond shares                        1,391                2,990

    International Bond-Advisor
    Class shares                                        23                   31

  Shares redeemed
    International Bond shares                      (18,823)             (29,450)

    International Bond-Advisor
    Class shares                                      (340)                (339)

  Increase (decrease) in shares
  outstanding                                        8,220               17,970


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/03             12/31/02
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $         8,203      $        14,978

  Net realized gain (loss)                           6,662               (6,015)

  Change in net unrealized gain (loss)              31,387                7,536

  Increase (decrease) in net
  assets from operations                            46,252               16,499

Distributions to shareholders
  Net investment income                             (8,206)             (15,076)

Capital share transactions *
  Shares sold                                       87,873               89,393

  Distributions reinvested                           7,218               13,512

  Shares redeemed                                  (78,370)             (48,792)

  Increase (decrease) in net assets
  from capital share transactions                   16,721               54,113

Net Assets

Increase (decrease) during period                   54,767               55,536

Beginning of period                                211,099              155,563

End of period                              $       265,866      $       211,099
                                           ------------------------------------
*Share information
  Shares sold                                        7,816                8,671

  Distributions reinvested                             636                1,320

  Shares redeemed                                   (6,811)              (4,784)

  Increase (decrease) in shares outstanding          1,641                5,207

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Foreign Bond Funds
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                     June 30, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. The International Bond Fund (International Fund) and the Emerging Markets Bond Fund (the Emerging Markets Fund) are two portfolios established by the corporation. The International Fund commenced operations on September 10, 1986, and seeks to provide high current income and capital appreciation by investing primarily in high-quality, nondollar-denominated bonds outside the U.S. The Emerging Markets Fund commenced operations on December 30, 1994, and seeks to provide high income and capital appreciation. The International Fund has two classes of shares: International Bond Fund shares, offered since September 10, 1986, and International Bond-Advisor Class (Advisor Class), offered since March 31, 2000. Advisor Class shares are sold only through brokers and other financial intermediaries that are compensated by the class for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Purchased and written options are valued at the mean of the closing bid and ask prices. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts
Premiums and discounts on debt securities are amortized for financial reporting purposes.

Class Accounting
The Advisor Class pays distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class's settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class's shares outstanding. Income distributions are declared by each class on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce each fund's custody charges.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures and forward currency exchange contracts are included in Other assets and Other liabilities, respectively, and in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with their investment objectives, the funds engage in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of each fund are described more fully in each fund's prospectus and Statement of Additional Information.

Emerging Markets
At June 30, 2003, approximately 7% of the International Fund's and 97% of Emerging Markets Fund's net assets were invested in securities of companies located in emerging markets or issued by governments of emerging market countries or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Noninvestment-Grade Debt Securities
At June 30, 2003, approximately 1% of the International Fund's and 73% of Emerging Markets Fund's net assets were invested in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Forward Currency Exchange Contracts
During the six months ended June 30, 2003, each fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts
During the six months ended June 30, 2003, the International Fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in interest rates.

Options
Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security and/or currency values.

Securities Lending
Each fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2003, the value of the International Fund's loaned securities was $31,379,000; aggregate collateral consisted of $32,377,000 in the money market pooled account. The value of the Emerging Markets Fund's loaned securities was $46,505,000;aggregate collateral consisted of $52,260,000 in the money market pooled account.

Other
Purchases and sales of portfolio securities, other than short-term securities, for the six months ended June 30, 2003, were as follows:

--------------------------------------------------------------------------------
                                                                        Emerging
                                             International              Markets

Purchases                                  $   269,785,000      $   106,656,000

Sales                                          209,928,000           88,677,000


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

Each fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the funds' most recent tax year-end, the International Fund had $11,999,000 of unused capital loss carryforwards that expire in 2008. The Emerging Markets Fund had $24,030,000 of unused capital loss carryforwards at December 31, 2002, of which $14,068,000 expire in 2007, $2,161,000 expire in 2009, and $7,801,000 expire in 2010.

At June 30, 2003, the cost of investments for federal income tax purposes was $947,771,000 for the International Fund and $277,739,000 for the Emerging Markets Fund. Net unrealized gain (loss) on investments was as follows:

                                                                        Emerging
                                             International              Markets

Unrealized appreciation                    $   168,525,000      $    40,429,000

Unrealized depreciation                           (621,000)          (5,190,000)

Net unrealized appreciation
(depreciation)                             $   167,904,000      $    35,239,000
                                           ------------------------------------

NOTE 4 - RELATED PARTY TRANSACTIONS

Each fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. For each fund, the investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee and the fund's pro-rata share of a group fee. The individual fund fee for the International Fund is equal to 0.35% of the fund's average daily net assets, and for the Emerging Markets Fund is 0.45%. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to

0.295% for assets in excess of $120 billion. Each fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At June 30, 2003, the effective annual group fee rate was 0.32%, and investment management fees payable totaled $693,000 for the International Fund and $178,000 for the Emerging Markets Fund.

Through December 31, 2003, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, for the Advisor Class that would cause the class's ratio of total expenses to average net assets (expense ratio) to exceed 1.15%. Thereafter, through December 31, 2005, the Advisor Class is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed 1.15%. This agreement had no impact on the International Fund's total expenses during the six months ended June 30, 2003 and, at that date, no amounts were subject to future reimbursement by the International Fund.

In addition, each fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of each fund. T. Rowe Price Services, Inc. provides shareholder and administrative services to each fund in its capacity as the funds' transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the International Fund share class and the Emerging Markets Fund. Expenses incurred pursuant to these service agreements totaled $305,000 for the International Fund share class and $129,000 for the Emerging Markets Fund for the six months ended June 30, 2003, of which $55,000 and $24,000, respectively, were payable at period-end.

The funds are also two of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended June 30, 2003, the International Fund share class was allocated $655,000 of Spectrum Funds' expenses, of which $199,000 was for services provided by Price and $34,000 was payable at period-end. The Emerging Markets

Fund was allocated $143,000 of Spectrum Funds' expenses, of which $52,000 was for services provided by Price. At June 30, 2003, approximately 46% of the International Fund share class's outstanding shares and approximately 41% of the Emerging Markets Fund's outstanding shares were held by the Spectrum Funds.

The funds may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the International Fund and the Emerging Markets Fund for the six months ended June 30, 2003, totaled $330,000 and $48,000, respectively.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003